UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4173

 NAME OF REGISTRANT:                     John Hancock Investors Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


2X18 John Hancock Funds Investors Trust Fund
--------------------------------------------------------------------------------------------------------------------------
 LEAR CORPORATION                                                                            Agenda Number:  933221816
--------------------------------------------------------------------------------------------------------------------------
        Security:  521865204
    Meeting Type:  Annual
    Meeting Date:  13-May-2010
          Ticker:  LEA
            ISIN:  US5218652049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS LEAR CORPORATION'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2010.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investors Trust
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/30/2010